LEASE (Tables)	12 Months Ended
Sep. 30, 2022
LEASE
Schedule of weighted average remaining lease term and discount rate

	As of	As of
	September 30,	September 30,
	2022	2021
Operating Lease Assets:
Operating Lease right of use asset	$86,584	$118,154
Total operating lease assets	86,584	118,154
Operating lease obligations:
Current operating lease liabilities	23,859	55,847
Non-current operating lease liabilities	72,537	106,180
Total Lease liabilities	$96,396	$162,027

Remaining Lease Term Operating Lease	3.25 years	2.07 years
Discount rate	5.5%	5.5%

Schedule of lease liability maturities

Lease liability maturities as of September 30, 2022, are as follows:

Operating,
lease
2022	28,116
2023	28,116
2024	28,116
2025	21,087
Total minimum lease payments	$105,435
Less: Imputed interest	(9,039)
Total	$96,396